Average Annual Total Returns (Vanguard FTSE Social Index Fund Institutional)	Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Dow Jones U.S. Total Stock Market Float Adjusted Index Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	FTSE4Good US Select Index Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Spliced Social Index Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	37.09%	36.63%	21.35%	33.47%	37.19%	37.19%
Five Years	20.02%	19.76%	16.41%	18.86%	20.15%	20.15%
Ten Years	6.05%	5.80%	4.88%	8.09%	none	6.12%